Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2014
Assets held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets held-for-sale

end of	2Q14	1Q14	4Q13
German private banking business (CHF million)
Cash	277	234	960
Loans	686	507	575
Other assets	16	8	18
Total assets held-for-sale	979	749	1,553
CFIG (CHF million)
Fees receivable	–	–	8
Goodwill	–	–	23
Total assets held-for-sale	–	–	31
Group (CHF million)
Total assets held-for-sale	979	749	1,584

Liabilities held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Liabilities held-for-sale

end of	2Q14	1Q14	4Q13
German private banking business (CHF million)
Deposits	696	740	1,118
Other liabilities	46	41	22
Total liabilities held-for-sale	742	781	1,140
Group (CHF million)
Total liabilities held-for-sale	742	781	1,140

Income/(loss) from discontinued operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations

in	2Q14	1Q14	2Q13	6M14	6M13
Operations-related (CHF million)
Net revenues	12	12	68	24	142
of which German private banking business	12	8	12	20	26
of which ETF business	–	–	15	–	29
of which Strategic Partners	–	–	14	–	28
of which CFIG	–	0	26	0	56
Operating expenses	12	16	59	28	111
of which German private banking business	12	14	20	26	38
of which ETF business	–	–	10	–	20
of which Strategic Partners	–	–	2	–	8
of which CFIG	–	0	25	0	41
Income tax expense/(benefit)	0	1	9	1	22
of which German private banking business	0	0	0	0	(1)
of which ETF business	–	–	3	–	5
of which Strategic Partners	–	–	5	–	9
of which CFIG	–	0	1	0	9
Income/(loss), net of tax	0	(5)	0	(5)	9
of which German private banking business	0	(6)	(8)	(6)	(11)
of which ETF business	–	–	2	–	4
of which Strategic Partners	–	–	7	–	11
of which CFIG	–	0	0	0	6
Transaction-related (CHF million)
Gain on disposal	–	91	–	91	–
of which CFIG	–	91	–	91	–
Operating expenses	9	32	15	41	20
of which German private banking business	9	26	–	35	–
of which ETF business	–	–	3	–	6
of which Strategic Partners	–	–	12	–	12
of which CFIG	–	0	–	0	2
Income tax expense/(benefit)	0	39	(6)	39	(8)
of which ETF business	–	–	(1)	–	(2)
of which Strategic Partners	–	–	(5)	–	(5)
of which CFIG	–	42	–	42	(1)
Income/(loss), net of tax	(9)	20	(9)	11	(12)
of which German private banking business	(9)	(26)	–	(35)	–
of which ETF business	–	–	(2)	–	(4)
of which Strategic Partners	–	–	(7)	–	(7)
of which CFIG	–	49	–	49	(1)
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	(9)	15	(9)	6	(3)
of which German private banking business	(9)	(32)	(8)	(41)	(11)
of which ETF business	–	–	0	–	0
of which Strategic Partners	–	–	0	–	4
of which CFIG	–	49	0	49	5